PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 5,280	€ 5,704
Ending balance	5,503	5,280
Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	33,182	32,449
Additions	1,487	1,120
Disposals/Retirements	(625)	(533)
Foreign exchange differences	(354)	147
Ending balance	33,690	33,182
Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(27,902)	(26,744)
Depreciation	(1,151)	(1,477)
Disposals/Retirements	586	432
Foreign exchange differences	281	(113)
Ending balance	(28,186)	(27,902)
Land, buildings and leasehold improvements
MATERIAL ACCOUNTING POLICIES
Beginning balance	973	149
Ending balance	207	973
Land, buildings and leasehold improvements | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	235	220
Additions	94	14
Foreign exchange differences	(1)
Ending balance	328	235
Land, buildings and leasehold improvements | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(739)	(71)
Depreciation	(860)	(21)
Disposals/Retirements		831
Foreign exchange differences	1
Ending balance	(121)	(739)
Technical equipment and machinery
MATERIAL ACCOUNTING POLICIES
Beginning balance	2,013	3,016
Ending balance	2,324	2,013
Technical equipment and machinery | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	16,509	16,330
Additions	190	278
Disposals/Retirements	(583)	(184)
Foreign exchange differences	(186)	86
Ending balance	15,928	16,509
Technical equipment and machinery | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(14,496)	(13,314)
Depreciation		(653)
Depreciation Adjustment.	192
Disposals/Retirements	544	461
Foreign exchange differences	156	(68)
Ending balance	(13,604)	(14,496)
Office and other equipment
MATERIAL ACCOUNTING POLICIES
Beginning balance	1,824	2,027
Ending balance	1,459	1,824
Office and other equipment | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	15,968	15,386
Additions	159	774
Disposals/Retirements	(43)	(253)
Foreign exchange differences	(165)	61
Ending balance	15,920	15,968
Office and other equipment | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(14,145)	(13,359)
Depreciation	(484)	(803)
Disposals/Retirements	43	61
Foreign exchange differences	124	(44)
Ending balance	(14,461)	(14,145)
Assets under construction
MATERIAL ACCOUNTING POLICIES
Beginning balance	470	513
Ending balance	1,513	470
Assets under construction | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	470	513
Additions	1,043	53
Disposals/Retirements		(96)
Ending balance	€ 1,513	€ 470